Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2012
Redemption Requirement of Common Stock

The combined aggregate amount of redemption requirements for all issuances of capital stock that were redeemable assuming exercise of redemption rights at the earliest possible date, was as follows as of December 31, 2011 (in thousands):

	Series A	Series B	Series C	Total
Years Ended December 31,
2012	$—	$—	$—	$—
2013	—	—	—	—
2014	216	410	2,000	2,626
2015	2,263	4,304	2,000	8,567
2016	2,107	4,013	2,000	8,120

Total redemption requirements	$4,586	$8,727	$6,000	$19,313